Operating loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating loss for the year is stated after charging/(crediting):
Exchange gains	€ (2)	€ (181)
Research and development costs	€ 8,159	€ 3,015,598